As filed with the Securities and Exchange Commission on November 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2016
	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 77.1%
Non-Agency Mortgage-Backed Securities - 77.1%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-OP1, Class A2D [1,2]	0.77%	04/25/36	$6,740	$4,851,495
Alternative Loan Trust
Series 2007-OA3, Class 1A1 [1,2,3]	0.67	04/25/47	9,077	7,733,923
Series 2006-OA17, Class 1A1A [1,2,3]	0.73	12/20/46	4,282	3,114,981
Series 2006-OA2, Class A1 [1,2,3]	0.74	05/20/46	4,490	3,266,082
Series 2007-2CB, Class 2A11 [2]	0.93	03/25/37	6,093	3,498,742
Series 2006-19CB, Class A9 [2]	1.23	08/25/36	4,851	3,086,927
Series 2007-15CB, Class A2	5.75	07/25/37	2,114	1,850,147
Series 2007-15CB, Class A5	5.75	07/25/37	1,946	1,703,026
Series 2006-45T1, Class 2A5 [3]	6.00	02/25/37	4,509	3,573,991
Series 2006-29T1, Class 2A6 [3]	6.50	10/25/36	4,403	3,800,693
Series 2006-23CB, Class 2A7 [2,4,5]
(Acquired 05/31/13, $2,975,482, 0.9%)	26.30	08/25/36	2,137	3,503,980
Banc of America Funding Trust
Series 2006-G, Class 3A2 [2]	3.31	07/20/36	6,699	6,546,556
BCAP LLC Trust
Series 2010-RR5, Class 5A10 [1,2,6]	0.84	11/26/35	6,733	5,346,560
Series 2010-RR6, Class 1910 [1,2,6]	0.84	11/26/35	8,440	6,681,590
Series 2012-RR4, Class 5A6 [4,6]
(Acquired 09/15/14 - 08/01/16, Cost $2,936,826, 0.7%)	2.60	05/26/36	3,723	2,847,728
Series 2013-RR2, Class 3A2 [4,6]
(Acquired 05/12/14, Cost $6,926,404, 1.7%)	2.96	03/26/36	6,915	6,468,331
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 [2,4,6]
(Acquired 06/19/15, Cost $3,640,380, 0.9%)	4.21	05/15/29	3,750	3,587,823
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2 [2]	2.63	01/25/36	3,242	2,962,612
CHL Mortgage Pass-Through Trust
Series 2006-HYB5, Class 3A1A	3.09	09/20/36	1,133	900,487
Series 2006-HYB5, Class 3A1B	3.09	09/20/36	5,213	4,144,720
Citigroup Mortgage Loan Trust
Series 2012-6, Class 2A2 [6]	2.77	08/25/36	8,703	7,413,468
Series 2007-AR5, Class 1A2A	3.01	04/25/37	3,273	2,983,567
Series 2009-6, Class 19A2 [4,6]
(Acquired 06/05/13 - 05/01/14, Cost $3,445,755, 0.9%)	6.00	03/25/36	4,357	3,330,394
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2 [6]	3.02	09/27/36	4,744	4,082,943
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 [2]	1.18	11/25/35	3,321	2,232,307
Series 2005-FA9, Class A1 [2,3]	1.23	12/25/35	3,038	2,030,113
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A3	6.19	12/25/37	3,913	3,846,258
GMACM Home Loan Trust
Series 2006-HLTV, Class A5 [1]	6.01	10/25/29	3,159	3,243,772
Greenpoint Manufactured Housing
Series 1999-1, Class A5	6.77	08/15/29	5,678	5,565,501
Series 1999-3, Class 1A7	7.27	06/15/29	4,091	4,068,896
GSAMP Trust
Series 2006-NC2, Class A2C [1,2]	0.68	06/25/36	840	516,898
Series 2006-HE8, Class A2C [1,2]	0.70	01/25/37	8,730	7,221,281
Home Equity Asset Trust
Series 2006-7, Class 2A3 [1,2]	0.68	01/25/37	9,468	6,875,152
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class E [1,2,3,6]	4.32	11/15/29	7,950	7,878,486
IndyMac INDA Mortgage Loan Trust

Series 2007-AR1, Class 1A1	3.16	03/25/37	3,316	3,178,892
Series 2007-AR3, Class 1A1 [2]	3.37	07/25/37	4,994	4,405,803
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 [1,2]	0.59	05/25/37	3,154	1,202,578
Series 2007-HE1, Class A2 [1,2]	0.64	05/25/37	5,021	1,937,251
Series 2006-HE2, Class A3 [1,2]	0.69	08/25/36	7,814	3,127,109
Series 2007-HE1, Class A3 [1,2]	0.69	05/25/37	1,548	604,233
Series 2007-HE1, Class A4 [1,2]	0.76	05/25/37	2,935	1,164,158
Series 2006-HE1, Class A4 [1,2]	0.83	03/25/36	647	415,865
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8 [4,6]
(Acquired 06/25/14 - 05/01/16, Cost $5,096,368, 1.3%)	2.76	03/26/37	5,768	4,918,062
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1	6.63	04/15/40	5,300	5,631,541
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3 [1,2]	0.63	10/25/36	2,170	1,338,851
Series 2006-NC2, Class A4 [1,2]	0.68	08/25/36	10,041	5,218,031
Series 2006-NC3, Class A4 [1,2]	0.69	10/25/36	7,576	4,730,219
Series 2006-HE5, Class A3 [1,2]	0.69	11/25/36	13,663	8,962,649
Series 2005-NC2, Class A4 [1,2]	1.23	11/25/35	7,039	4,875,842
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,044	3,287,187
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 [1,2,6]	0.68	10/26/36	16,637	14,799,262
Series 2014-1R, Class 2A11 [2,6]	0.82	02/26/37	15,305	8,588,464
Series 2015-11R, Class 4A5 [6]	2.53	06/26/37	1,647	841,529
Series 2014-6R, Class 5A7 [6]	2.72	04/26/37	4,852	3,237,784
Series 2014-2R, Class 1A7 [6]	2.95	01/26/36	3,335	2,479,418
Series 2015-4R, Class 3A8 [6]	2.95	02/26/36	10,470	8,006,691
Series 2015-1R, Class 3A7 [6]	2.99	03/26/37	5,908	3,486,735
Series 2015-1R, Class 4A7 [6]	3.08	12/26/37	2,751	1,455,696
Series 2015-6R, Class 2A4 [6]	7.26	01/26/37	8,311	6,729,993
RALI Trust
Series 2007-QO3, Class A1 [1,2,3]	0.69	03/25/47	3,986	3,343,754
Series 2006-QO7, Class 2A1 [2,3]	1.36	09/25/46	8,069	6,159,762
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 [4,6]
(Acquired 04/19/13, Cost $1,441,875, 0.4%)	5.75	01/26/36	1,500	1,580,143
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1 [2]	1.23	10/25/35	3,162	2,383,701
RFMSI Trust
Series 2007-S3, Class 1A5	5.50	03/25/37	4,066	3,564,790
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B [1,2]	0.68	09/25/36	7,850	3,968,290
Series 2007-BR4, Class A2B [1,2]	0.73	05/25/37	5,926	3,706,313
Series 2007-BR4, Class A2C [1,2]	0.82	05/25/37	6,648	4,219,361
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A [2,3]	1.21	02/25/47	4,721	3,658,406
Series 2007-HY5, Class 1A1 [2]	2.41	05/25/37	5,991	5,175,415
Series 2006-AR10, Class 1A2	2.79	09/25/36	2,493	2,257,637
Series 2007-HY5, Class 3A1 [2]	4.33	05/25/37	1,698	1,481,875
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1	5.50	04/25/35	6,197	5,967,781
Total Non-Agency Mortgage-Backed Securities				292,850,501
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $307,398,379)				292,850,501
COMMERCIAL MORTGAGE RELATED HOLDINGS - 23.1%
Commercial Mortgage-Backed Securities - 23.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ [3]	5.42	10/10/45	14,010	13,992,651
Series 2007-3, Class AJ [3]	5.72	06/10/49	10,600	10,629,918
Class B Notes - 885 Trademark [4,7,8]
(Acquired 10/28/15, Cost $1,800,000, 0.5%)	10.50	10/01/19	1,800	1,800,000
Class B Notes - Browns Bridge [4,7,8]
(Acquired 10/28/15, Cost $118,000, 0.0%)	9.50	11/01/20	118	118,000

Class B Notes - Cedar Park [4,7,8]
(Acquired 06/25/15, Cost $600,000, 0.2%)	11.00	05/31/17	600	600,000
Class B Notes - Cherokee [4,7,8]
(Acquired 10/28/15, Cost $243,000, 0.1%)	9.50	11/01/20	243	243,000
Class B Notes - Concord [4,7,8]
(Acquired 10/28/15, Cost $312,873, 0.1%)	9.50	11/01/20	313	312,873
Class B Notes - Crossroads [4,7,8]
(Acquired 10/28/15, Cost $170,000, 0.0%)	9.50	11/01/20	170	170,000
Class B Notes - Fayetteville [4,7,8]
(Acquired 10/28/15, Cost $48,000, 0.0%)	9.50	11/01/20	48	48,000
Class B Notes - Holiday Inn [4,7,8]
(Acquired 06/25/15, Cost $2,000,000, 0.5%)	10.08	07/01/20	2,000	1,942,400
Class B Notes - Lee & White [4,7,8]
(Acquired 10/28/15, Cost $91,000, 0.0%)	9.50	11/01/20	91	91,000
Class B Notes - Marshalls [4,7,8]
(Acquired 10/28/15, Cost $386,000, 0.1%)	9.50	11/01/20	386	386,000
Class B Notes - Meadows [4,7,8]
(Acquired 10/28/15, Cost $68,000, 0.0%)	9.50	11/01/20	68	68,000
Class B Notes - Moreland Avenue [4,7,8]
(Acquired 11/16/15, Cost $225,000, 0.1%)	9.23	11/01/20	225	225,000
Class B Notes - North River [4,7,8]
(Acquired 10/28/15, Cost $246,000, 0.1%)	9.50	11/01/20	246	246,000
Class B Notes - Town and Country [4,7,8]
(Acquired 10/28/15, Cost $492,000, 0.1%)	9.50	11/01/20	492	492,000
Commercial Mortgage Trust
Series 2007-GG11, Class AJ [3]	6.24	12/10/49	10,642	10,642,680
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ	5.48	02/15/40	1,590	1,593,598
Series 2007-C7, Class AJ [3]	6.45	09/15/45	10,000	10,057,556
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K [4,6,7]
(Acquired 06/26/13, Cost $2,409,272, 0.6%)	6.19	03/15/30	2,471	2,446,832
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ [3]	5.41	12/15/43	11,500	11,519,346
Series 2007-C33, Class AJ [3]	6.16	02/15/51	10,250	10,267,165
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E [2,4,6]
(Acquired 07/12/16, Cost $10,000,000, 2.6%)	5.12	06/15/29	10,000	9,997,130
Total Commercial Mortgage-Backed Securities				87,889,149
TOTAL COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $88,265,368)				87,889,149
INTEREST-ONLY SECURITIES - 0.6%
Federal Home Loan Mortgage Corporation Strips
Series 304, Class C60 [4,9]

(Acquired 03/12/14, Cost $1,807,609, 0.3%)	3.50	12/15/42	6,981	1,209,617
Federal National Mortgage Association REMICS
Series 2013-32, Class IG [4,9]
(Acquired 04/29/14, Cost $1,198,575, 0.2%)	3.50	04/25/33	6,192	770,564
JP Morgan Mortgage Trust
Series 2014-5, Class AX4 [6,9]	0.50	10/25/29	16,893	272,950
TOTAL INTEREST-ONLY SECURITIES
(Cost $3,295,495)				2,253,131
CORPORATE BONDS - 7.0%
Automotive - 0.4%
American Axle & Manufacturing, Inc. [3]	6.63	10/15/22	1,300	1,374,750
Basic Industry - 0.5%
AK Steel Corp.	7.63	05/15/20	275	268,125
Arch Coal, Inc. [10]	7.25	06/15/21	1,750	83,125
Hexion, Inc.	9.00	11/15/20	575	417,594
PulteGroup, Inc. [3]	6.38	05/15/33	1,000	1,041,667
Total Basic Industry				1,810,511
Consumer Goods - 0.4%
ACCO Brands Corp. [3]	6.75	04/30/20	1,350	1,424,250
Energy - 0.6%
Blue Racer Midstream LLC [6]	6.13	11/15/22	425	415,437
Concho Resources, Inc.	5.50	04/01/23	250	257,812
Crestwood Midstream Partners LP	6.25	04/01/23	325	329,063
Ferrellgas Partners LP [3]	8.63	06/15/20	700	687,750
Global Partners LP [3]	6.25	07/15/22	500	463,750
ION Geophysical Corp. [6]	9.13	12/15/21	500	305,000
Total Energy				2,458,812
Healthcare - 1.2%
CHS/Community Health Systems, Inc. [3]	7.13	07/15/20	1,300	1,208,350
HCA, Inc. [3]	5.25	06/15/26	1,300	1,381,250
Kindred Healthcare, Inc. [3]	6.38	04/15/22	1,150	1,089,625
Quorum Health Corp. [6]	11.63	04/15/23	225	186,750
Tenet Healthcare Corp. [3]	8.13	04/01/22	700	700,000
Total Healthcare				4,565,975
Leisure - 0.4%
Boyd Gaming Corp. [6]	6.38	04/01/26	250	268,125
Isle of Capri Casinos, Inc. [3]	5.88	03/15/21	850	887,187
MGM Growth Properties Operating Partnership LP [6]	5.63	05/01/24	300	325,410
Total Leisure				1,480,722
Media - 0.8%
CCO Holdings LLC [3]	5.75	01/15/24	725	770,313
CSC Holdings LLC [6]	10.88	10/15/25	325	380,250
Cumulus Media Holdings, Inc.	7.75	05/01/19	600	243,000
Lamar Media Corp. [3]	5.38	01/15/24	1,350	1,417,500
Mediacom Broadband LLC [3]	6.38	04/01/23	350	369,250
Total Media				3,180,313
Retail - 0.5%
L Brands, Inc. [3]	7.60	07/15/37	900	967,500
New Albertsons, Inc. [3]	7.75	06/15/26	850	850,000
Total Retail				1,817,500
Services - 0.6%
Avis Budget Car Rental LLC [3]	5.50	04/01/23	1,400	1,412,250
Casella Waste Systems, Inc. [3]	7.75	02/15/19	964	983,280
Total Services				2,395,530

Telecommunications - 1.6%
CenturyLink, Inc.	7.65	03/15/42	1,000	862,500
FairPoint Communications, Inc. [3,6]	8.75	08/15/19	925	943,500
Frontier Communications Corp. [3]	11.00	09/15/25	550	574,062
Intelsat Luxembourg SA [11]	7.75	06/01/21	650	217,750
Qwest Capital Funding, Inc.	6.88	07/15/28	250	236,250
T-Mobile USA, Inc. [3]	6.63	04/01/23	1,350	1,449,563
Windstream Services LLC	7.50	06/01/22	1,000	960,000
Zayo Group LLC	6.00	04/01/23	625	656,250
Total Telecommunications				5,899,875
TOTAL CORPORATE BONDS
(Cost $28,745,055)				26,408,238
			Shares	Value
PREFERRED STOCKS - 2.7%
Finance & Investment - 2.5%
Kimco Realty Corp., 6.00%			157,837	$4,083,243
Public Storage, 6.00%			200,000	5,492,000
Total Finance & Investment				9,575,243
Telecommunications - 0.2%
Regency Centers Corp., 6.63%			21,213	542,841
TOTAL PREFERRED STOCKS
(Cost $9,502,399)				10,118,084
COMMON STOCK - 0.0%
Energy - 0.0%
ION Geophysical Corp. [12]			5,000	34,250
TOTAL COMMON STOCK
(Cost $44,550)				34,250

Total Investments - 110.5%
(Cost $437,251,246)				419,553,353
Liabilities in Excess of Other Assets - (10.5)%				(39,812,816)
TOTAL NET ASSETS - 100.0%				$379,740,537
The following notes should be read in conjunction with the accompanying Schedule of Investments.
1- Security is a "step up" bond where the coupon increases or steps up at a predetermined date.
2- Variable rate security - Interest rate shown is the rate in effect as of September 30, 2016.
3- Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
4- Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of September 30, 2016, the total value of all such securities was $47,402,877 or 12.5% of net assets.

5- Security is an inverse floating rate bond.
6- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the total value of all such securities was $119,302,484 or 31.4% of net assets.

7- Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2016, the total value of all such securities was $9,189,105 or 2.4% of net assets.

8- Private Placement.
9- Interest rate is based on the notional amount of the underlying mortgage pools.
10- Issuer is currently in default on its regularly scheduled interest payment.
11- Foreign security or a U.S. security of a foreign company.
12- Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund's Board of Directors (the "Board") has adopted procedures for the valuation of the Fund's securities. The Adviser's Valuation Committee oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund's portfolio. The Adviser's Valuation Committee is comprised of senior members of the Adviser's management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, unless such valuation, in the judgment of the Adviser's Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value ("NAV") as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets or liabilities)

The Adviser's valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of
September 30, 2016:

Valuation Inputs	Level 1	Level 2	Level 3 (1)	Total
Residential Mortgage Related Holdings	$-	$-	$292,850,501	$292,850,501
Commercial Mortgage Related Holdings	-	-	87,889,149	87,889,149
Interest-Only Securities	-	-	2,253,131	2,253,131
Corporate Bonds	-	26,408,238	-	26,408,238
Preferred Stocks	10,118,084	-	-	10,118,084
Common Stock	34,250	-	-	34,250
Total	$10,152,334	$26,408,238	$382,992,781	$419,553,353

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments (2)	$(8,526)	$-	$-	$(8,526)
Total Liabilities - Other Financial Instruments	$(8,526)	$-	$-	$(8,526)
(1) The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.
(2) Other financial instruments include exchange traded futures contracts which are reflected at the unrealized appreciation (depreciation) on the instruments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser's Valuation Committee to fair value these Level 3 investments as of September 30, 2016.

	Quantitative Information about Level 3 Fair Value Measurements (1)
	Value as of September 30, 2016	Valuation Methodology	Significant Unobservable Input	Range (Weighted Average)
Commercial Mortgage Related Holdings:
Class B Notes	$6,742,273	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.5%-12.0% (10.5%)
Morgan Stanley Capital I, Inc., Series 1998-HF1, Class K	2,446,832	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.00% (7.00%)
	$9,189,105

(1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At September 30, 2016, the value of these securities was $373,803,676. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Total
Balance as of June 30, 2016	$295,825,726	$77,852,717	$2,347,163	$376,025,606
Accrued Discounts (Premiums)	2,328,140	(28,534)	-	2,299,606
Cost Adjustments for Interest-Only Securities	-	-	(114,188)	(114,188)
Realized Gain (Loss)	1,777,854	2,709	-	1,780,563
Change in Unrealized Appreciation (Depreciation)	9,067,415	170,627	20,156	9,258,198
Purchases at cost	12,151	10,000,000	-	10,012,151
Sales proceeds	(16,160,785)	(108,370)	-	(16,269,155)
Balance as of September 30, 2016	$292,850,501	$87,889,149	$2,253,131	$382,992,781
Change in unrealized gains or losses relating to assets still held at the reporting date	$8,896,123	$170,627	$20,156	$9,086,905
The fair value of the Fund's reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification ("ASC") 820 "Disclosures about Fair Values of Financial Instruments", approximates the carrying amounts presented below. As of September 30, 2016, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.
During the three months ended September 30, 2016, there were no transfers between the three Levels noted above.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at September 30, 2016 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$437,251,246	$6,443,218	$(24,141,111)	$(17,697,893)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a  reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
At September 30, 2016, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
RBC Capital Markets	1.40%	07/05/16	10/05/16	$6,154,000	$6,175,111
RBC Capital Markets	1.56%	08/19/16	11/21/16	2,756,000	2,761,140
RBC Capital Markets	1.57%	08/12/16	11/14/16	1,710,000	1,713,723
RBC Capital Markets	1.61%	09/14/16	12/14/16	5,699,000	5,703,321
RBC Capital Markets	1.91%	07/06/16	10/06/16	8,092,000	8,129,280
RBC Capital Markets	1.95%	07/05/16	10/05/16	8,098,000	8,136,682
RBC Capital Markets	1.96%	07/06/16	10/06/16	20,377,000	20,473,339
RBC Capital Markets	2.00%	07/05/16	10/05/16	2,805,000	2,818,736
RBC Capital Markets	2.06%	08/19/16	11/21/16	8,406,000	8,426,696
RBC Capital Markets	2.12%	08/12/16	11/14/16	9,079,000	9,105,702
RBC Capital Markets	2.24%	09/02/16	12/02/16	2,743,000	2,747,948
RBC Capital Markets	2.28%	08/26/16	11/28/16	11,405,000	11,430,951
Wells Fargo	2.05%	07/20/16	10/19/16	13,520,000	13,576,081
Total				$100,844,000	$101,198,710
(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended September 30, 2016 was $102,830,707 at a weighted average interest rate of 1.96%.
The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:
	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Residential Mortgage Related Holdings	$-	$16,325,000	$14,148,000	$-	$30,473,000
Commercial Mortgage Related Holdings	-	36,567,000	17,485,000	-	54,052,000
Corporate Bonds	-	6,154,000	10,165,000	-	16,319,000
Total	$-	$59,046,000	$41,798,000	$-	$100,844,000
Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the three months ended September 30, 2016, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.
As of September 30, 2016, the following futures contracts were outstanding.
Short:
Contracts	Type	Expiration Date	Value at September 30, 2016	Unrealized Depreciation

128	2 Year U.S. Treasury Note	December 2016	$27,964,000	$(8,526)
The average notional value of futures contracts outstanding during the three months ended September 30, 2016 was $36,171,739, which represents the volume of activity during the period.

Item 2. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Inc.

By (Signature and Title)   /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: November 29, 2016

By (Signature and Title)   /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: November 29, 2016